Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000041880 [Member] | NHK Spring Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%	[1]
C000041880 [Member] | Eldorado Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%	[1]
C000041880 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000041880 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%	[1]
C000041880 [Member] | Kinden Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
C000041880 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
C000041880 [Member] | Korea Investment Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
C000041880 [Member] | Sumitomo Pharma Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
C000041880 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[1]
C000041880 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[1]
C000041880 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041880 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000041880 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000041880 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000041880 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000041880 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000041880 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041880 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000041880 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000041880 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000041880 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041880 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041881 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[2]
C000041881 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[2]
C000041881 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[2]
C000041881 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[2]
C000041881 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[2]
C000041881 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[2]
C000041881 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000041881 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[2]
C000041881 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000041881 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[2]
C000041881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000041881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000041881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000041881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000041881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000041881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000041881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000041881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000041881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000041881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041883 [Member] | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[3]
C000041883 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[3]
C000041883 [Member] | Ping An Insurance Group Co of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[3]
C000041883 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[3]
C000041883 [Member] | Petroleo Brasileiro S A Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[3]
C000041883 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000041883 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[3]
C000041883 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[3]
C000041883 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[3]
C000041883 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[3]
C000041883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000041883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000041883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000041883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000041883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000041883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000041883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000041883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000041883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041898 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[4]
C000041898 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[4]
C000041898 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%	[4]
C000041898 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[4]
C000041898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[4]
C000041898 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[4]
C000041898 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[4]
C000041898 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[4]
C000041898 [Member] | Stantec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[4]
C000041898 [Member] | Veolia Environnement S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%	[4]
C000041898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000041898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000041898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000041898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000041898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041898 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041899 [Member] | Orsted A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[5]
C000041899 [Member] | Ballard Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[5]
C000041899 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[5]
C000041899 [Member] | Teco Electric and Machinery Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[5]
C000041899 [Member] | QuantumScape Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000041899 [Member] | Shoals Technologies Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[5]
C000041899 [Member] | Ceres Power Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[5]
C000041899 [Member] | SES AI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[5]
C000041899 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[5]
C000041899 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[5]
C000041899 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000041899 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000041899 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000041899 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041899 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000041899 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041899 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041899 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041899 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000041899 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000041899 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000041900 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[6]
C000041900 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[6]
C000041900 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%	[6]
C000041900 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[6]
C000041900 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[6]
C000041900 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[6]
C000041900 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000041900 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[6]
C000041900 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[6]
C000041900 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[6]
C000041900 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041900 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000041900 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000041900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000041900 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041900 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000041900 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041900 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000041900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000041900 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041900 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053050 [Member] | Guatemala Government Bond 4 65 10 07 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Republic of South Africa Government International Bond 6 30 06 22 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Egypt Government International Bond 8 75 09 30 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Guatemala Government Bond 6 88 08 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Panama Government International Bond 6 40 02 14 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[7]
C000053050 [Member] | Panama Government International Bond 6 88 01 31 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[7]
C000053050 [Member] | Egypt Government International Bond 8 88 05 29 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[7]
C000053050 [Member] | Panama Government International Bond 7 88 03 01 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[7]
C000053050 [Member] | Pakistan Government International Bond 7 38 04 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[7]
C000053050 [Member] | Pakistan Government International Bond 8 88 04 08 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[7]
C000053050 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053050 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000053052 [Member] | NTT Finance Corp Series 18 0 38 09 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 21 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 68 01 08 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[8]
C000053052 [Member] | Enel Finance International N V 5 75 09 14 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[8]
C000053052 [Member] | Bank of Montreal 4 31 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000053052 [Member] | Bank of Montreal 3 19 03 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000053052 [Member] | Royal Bank of Canada 4 63 05 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[8]
C000053052 [Member] | Bank of Montreal 4 71 12 07 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[8]
C000053052 [Member] | Canadian Imperial Bank of Commerce 4 95 06 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[8]
C000053052 [Member] | Royal Bank of Canada 4 64 01 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000053052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000053052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000053052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000053052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053052 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053052 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053052 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057374 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[9]
C000057374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[9]
C000057374 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[9]
C000057374 [Member] | Sampo OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[9]
C000057374 [Member] | Flughafen Zureich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[9]
C000057374 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[9]
C000057374 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000057374 [Member] | Technology One Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[9]
C000057374 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[9]
C000057374 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[9]
C000057374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000057374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000057374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000057374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057374 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000057375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[10]
C000057375 [Member] | Tera Yatirim Menkul Degerler A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[10]
C000057375 [Member] | Topco Scientific Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[10]
C000057375 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[10]
C000057375 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[10]
C000057375 [Member] | Wanguo Gold Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[10]
C000057375 [Member] | Sigurd Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[10]
C000057375 [Member] | Lite On Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[10]
C000057375 [Member] | Yankey Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[10]
C000057375 [Member] | Gentera S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[10]
C000057375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000057375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000057375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000057375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000057375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000057375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057375 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000106969 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000106969 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000106969 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[11]
C000106969 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[11]
C000106969 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000106969 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[11]
C000106969 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[11]
C000106969 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[11]
C000106969 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[11]
C000106969 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[11]
C000106969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000106969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000106969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106969 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106970 [Member] | HK Electric Investments And HK Electric Investments Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[12]
C000106970 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[12]
C000106970 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[12]
C000106970 [Member] | ORIX JREIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[12]
C000106970 [Member] | Daiwa House REIT Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[12]
C000106970 [Member] | United Urban Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[12]
C000106970 [Member] | Japan Metropolitan Fund Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000106970 [Member] | Advance Residence Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000106970 [Member] | Fortis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000106970 [Member] | Aurizon Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000106970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000106970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000106970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000106970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000106970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000106970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106970 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106971 [Member] | Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[13]
C000106971 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[13]
C000106971 [Member] | Ping An Insurance Group Co of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[13]
C000106971 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[13]
C000106971 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[13]
C000106971 [Member] | Doosan Enerbility Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000106971 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[13]
C000106971 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[13]
C000106971 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[13]
C000106971 [Member] | Xiaomi Corp B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[13]
C000106971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000106971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000106971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000106971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000106971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106971 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106972 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000106972 [Member] | Kuwait Finance House K S C P [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000106972 [Member] | Saudi Arabian Oil Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[14]
C000106972 [Member] | Jarir Marketing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[14]
C000106972 [Member] | Chunghwa Telecom Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[14]
C000106972 [Member] | IHH Healthcare Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000106972 [Member] | Saudi Telecom Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[14]
C000106972 [Member] | AlRayan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[14]
C000106972 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[14]
C000106972 [Member] | Hong Leong Bank Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[14]
C000106972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106972 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000106972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000106972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106972 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000126877 [Member] | One Zero One One Seven Seven Eight BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000126877 [Member] | Connect Finco S a r l Connect US Finco LLC 9 00 09 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[15]
C000126877 [Member] | Gol Finance Inc 14 38 06 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000126877 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 35 09 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[15]
C000126877 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 81 09 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[15]
C000126877 [Member] | Bank of Communications Co Ltd 3 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[15]
C000126877 [Member] | Samarco Mineracao S A 9 00 PIK Rate 0 50 Cash Rate 9 50 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[15]
C000126877 [Member] | Industrial and Commercial Bank of China Ltd 3 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[15]
C000126877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000126877 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000126877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126877 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000126877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000126877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000126877 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000126877 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126877 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135815 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[16]
C000135815 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[16]
C000135815 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[16]
C000135815 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16]
C000135815 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[16]
C000135815 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[16]
C000135815 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[16]
C000135815 [Member] | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[16]
C000135815 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[16]
C000135815 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[16]
C000135815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000135815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000135815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000135815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000135815 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192793 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 25 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 07 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 50 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Bonds 0 13 07 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Bonds 1 63 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 63 01 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[17]
C000192793 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000192793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197634 [Member] | Svenska Cellulosa AB S C A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[18]
C000197634 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%	[18]
C000197634 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[18]
C000197634 [Member] | UPM Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[18]
C000197634 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[18]
C000197634 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[18]
C000197634 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[18]
C000197634 [Member] | Stora Enso OYJ Class R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[18]
C000197634 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[18]
C000197634 [Member] | Suzano S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[18]
C000197634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000197634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197635 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[19]
C000197635 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[19]
C000197635 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000197635 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[19]
C000197635 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[19]
C000197635 [Member] | Severn Trent PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[19]
C000197635 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[19]
C000197635 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[19]
C000197635 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%	[19]
C000197635 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[19]
C000197635 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197635 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197635 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000197635 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000197635 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000197635 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197644 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[20]
C000197644 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[20]
C000197644 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%	[20]
C000197644 [Member] | Baidu Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[20]
C000197644 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[20]
C000197644 [Member] | Horizon Robotics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[20]
C000197644 [Member] | Bilibili Inc Z Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[20]
C000197644 [Member] | SenseTime Group Inc B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[20]
C000197644 [Member] | Hua Hong Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[20]
C000197644 [Member] | Sunny Optical Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[20]
C000197644 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197644 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000197644 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000197644 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197644 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000197644 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000197644 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197644 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226858 [Member] | Merlin Properties SOCIMI S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[21]
C000226858 [Member] | Vornado Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[21]
C000226858 [Member] | Vicinity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[21]
C000226858 [Member] | Nippon Building Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[21]
C000226858 [Member] | Klepierre S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[21]
C000226858 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[21]
C000226858 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[21]
C000226858 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[21]
C000226858 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[21]
C000226858 [Member] | Unibail Rodamco Westfield [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[21]
C000226858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000226858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000226858 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229461 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[22]
C000229461 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[22]
C000229461 [Member] | Grayscale Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[22]
C000229461 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[22]
C000229461 [Member] | Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[22]
C000229461 [Member] | Canaan Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[22]
C000229461 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[22]
C000229461 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[22]
C000229461 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[22]
C000229461 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[22]
C000229461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000229461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000229461 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229461 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229462 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[23]
C000229462 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[23]
C000229462 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[23]
C000229462 [Member] | Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[23]
C000229462 [Member] | Canaan Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[23]
C000229462 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[23]
C000229462 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[23]
C000229462 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[23]
C000229462 [Member] | OSL Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[23]
C000229462 [Member] | Bitdeer Technologies Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[23]
C000229462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000229462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000229462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229462 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000250890 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[24]
C000250890 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[24]
C000250890 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[24]
C000250890 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[24]
C000250890 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[24]
C000250890 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[24]
C000250890 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[24]
C000250890 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000250890 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[24]
C000250890 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[24]
C000250890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000250890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000250890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250890 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.